Note 4 - Investment and Equity Securities (Details Textual) - USD ($)			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity Securities, FV-NI			$ 616,000
Equity Securities, FV-NI, Unrealized Gain (Loss), Total	[1]		(9,000)
Equity Securities, FV-NI, Realized Gain (Loss), Total			0
Security Owned and Pledged as Collateral, Fair Value, Total			63,500,000	57,900,000
Proceeds from Sale of Available-for-sale Securities, Total			$ 0	6,474,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Total			85
Available-for-sale Securities, Percentage of Portfolio			100.00%
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held, Ending Balance			$ 0
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				$ 488,000
Accounting Standards Update 2016-01 [Member]
Reclassification of Investment Securities Available for Sale to Equity Securities		$ 625,000	$ 625,000

[1]	Not within scope of ASC 606